Financial Instruments and Risk Management - Derivative and Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars		$ 684,700,000
Fair value gain/(loss)		5,200,000
Interest rate swap derivative	$ 15,800,000	18,900,000
Derivative liabilities	$ 9,300,000	13,700,000
Disclosure of Derivatives and Hedging Activities	At December 31, 2023 and December 31, 2022, we had foreign currency forwards and swaps to trade U.S. dollars in exchange for the following currencies:

As at December 31, 2023 Currency	Contract amount in U.S. dollars	Weighted average exchange rate in U.S. dollars (i)	Maximum period in months	Fair value gain/(loss)
Canadian dollar	$202.1	0.75	12	$3.9
Thai baht	156.3	0.03	12	2.9
Malaysian ringgit	93.6	0.22	12	(1.5)
Mexican peso	86.9	0.06	12	1.8
British pound	2.7	1.26	4	(0.1)
Chinese renminbi	30.2	0.14	12	0.1
Euro	48.3	1.09	12	(1.4)
Romanian leu	42.2	0.22	12	0.9
Singapore dollar	29.4	0.75	12	0.3
Japanese yen	5.1	0.0069	4	(0.2)
Korean won	3.6	0.0008	4	(0.2)
Total (ii)	$700.4			$6.5

As at December 31, 2022 Currency	Contract amount in U.S. dollars	Weighted average exchange rate in U.S. dollars (i)	Maximum period in months	Fair value gain/(loss)
Canadian dollar	$194.2	0.75	12	$(1.9)
Thai baht	138.0	0.03	12	6.8
Malaysian ringgit	127.8	0.22	12	1.3
Mexican peso	56.6	0.05	12	0.9
British pound	2.6	1.18	4	(0.2)
Chinese renminbi	45.7	0.15	12	0.4
Euro	46.2	1.04	8	(3.4)
Romanian leu	37.3	0.20	12	1.5
Singapore dollar	24.7	0.72	12	1.1
Japanese yen	6.8	0.0072	4	(0.6)
Korean won	4.8	0.0008	4	(0.7)
Total (ii)	$684.7			$5.2
(i)     Represents the U.S. dollar equivalent (not in millions) of one unit of the foreign currency, weighted based on the notional amounts of the underlying foreign currency forward and swap contracts outstanding at December 31, 2023 or December 31, 2022, as applicable.
(ii)    As of December 31, 2023, the fair value of outstanding foreign currency forward and swap contracts related to effective cash flow hedges where we applied hedge accounting was a gain of $6.1 (December 31, 2022 — gain of $6.6), and the fair value of outstanding foreign currency forward and swap contracts related to economic hedges where we recorded the changes in the fair values of such contracts through our consolidated statement of operations was a gain of $0.4 (December 31, 2022 — loss of $1.4).

Forward Currency and Forward Swap Contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 700,400,000
Fair value gain/(loss)	6,500,000
Forward Currency and Forward Swap Contracts | Foreign currency forwards and swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value gain/(loss)		(1,400,000)
Forward Currency and Forward Swap Contracts | Cash flow hedges | Foreign currency forwards and swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value gain/(loss)	6,100,000	6,600,000
Forward Currency and Forward Swap Contracts | Economic Hedge | Foreign currency forwards and swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value gain/(loss)	400,000
Canadian dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars		$ 194,200,000
Weighted average exchange rate in U.S. dollars (in dollars per share)		0.75
Maximum period in months		12 months
Fair value gain/(loss)		$ (1,900,000)
Canadian dollar | Forward Currency and Forward Swap Contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 202,100,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.75
Maximum period in months	12 months
Fair value gain/(loss)	$ 3,900,000
Thai baht
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars		$ 138,000,000.0
Weighted average exchange rate in U.S. dollars (in dollars per share)		0.03
Maximum period in months		12 months
Fair value gain/(loss)		$ 6,800,000
Thai baht | Forward Currency and Forward Swap Contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 156,300,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.03
Maximum period in months	12 months
Fair value gain/(loss)	$ 2,900,000
Malaysian ringgit
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars		$ 127,800,000
Weighted average exchange rate in U.S. dollars (in dollars per share)		0.22
Maximum period in months		12 months
Fair value gain/(loss)		$ 1,300,000
Malaysian ringgit | Forward Currency and Forward Swap Contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 93,600,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.22
Maximum period in months	12 months
Fair value gain/(loss)	$ (1,500,000)
Mexican peso
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars		$ 56,600,000
Weighted average exchange rate in U.S. dollars (in dollars per share)		0.05
Maximum period in months		12 months
Fair value gain/(loss)		$ 900,000
Mexican peso | Forward Currency and Forward Swap Contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 86,900,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.06
Maximum period in months	12 months
Fair value gain/(loss)	$ 1,800,000
British pound
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars		$ 2,600,000
Weighted average exchange rate in U.S. dollars (in dollars per share)		1.18
Maximum period in months		4 months
Fair value gain/(loss)		$ (200,000)
British pound | Forward Currency and Forward Swap Contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 2,700,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.26
Maximum period in months	4 months
Fair value gain/(loss)	$ (100,000)
China, Yuan Renminbi
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars		$ 45,700,000
Weighted average exchange rate in U.S. dollars (in dollars per share)		0.15
Maximum period in months		12 months
Fair value gain/(loss)		$ 400,000
China, Yuan Renminbi | Forward Currency and Forward Swap Contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 30,200,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.14
Maximum period in months	12 months
Fair value gain/(loss)	$ 100,000
Euro
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars		$ 46,200,000
Weighted average exchange rate in U.S. dollars (in dollars per share)		1.04
Maximum period in months		8 months
Fair value gain/(loss)		$ (3,400,000)
Euro | Forward Currency and Forward Swap Contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 48,300,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.09
Maximum period in months	12 months
Fair value gain/(loss)	$ (1,400,000)
Romanian leu
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars		$ 37,300,000
Weighted average exchange rate in U.S. dollars (in dollars per share)		0.20
Maximum period in months		12 months
Fair value gain/(loss)		$ 1,500,000
Romanian leu | Forward Currency and Forward Swap Contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 42,200,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.22
Maximum period in months	12 months
Fair value gain/(loss)	$ 900,000
Singapore dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars		$ 24,700,000
Weighted average exchange rate in U.S. dollars (in dollars per share)		0.72
Maximum period in months		12 months
Fair value gain/(loss)		$ 1,100,000
Singapore dollar | Forward Currency and Forward Swap Contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 29,400,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.75
Maximum period in months	12 months
Fair value gain/(loss)	$ 300,000
Japanese yen
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars		$ 6,800,000
Weighted average exchange rate in U.S. dollars (in dollars per share)		0.0072
Maximum period in months		4 months
Fair value gain/(loss)		$ (600,000)
Japanese yen | Forward Currency and Forward Swap Contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 5,100,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.0069
Maximum period in months	4 months
Fair value gain/(loss)	$ (200,000)
Korean won
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars		$ 4,800,000
Weighted average exchange rate in U.S. dollars (in dollars per share)		0.0008
Maximum period in months		4 months
Fair value gain/(loss)		$ (700,000)
Korean won | Forward Currency and Forward Swap Contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 3,600,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.0008
Maximum period in months	4 months
Fair value gain/(loss)	$ (200,000)